Staff costs (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Costs
Wages and salaries			£ 1,708	£ 2,033	£ 1,354
Defined contribution pension cost (note 23)			86	98	71
Social security contributions and similar taxes			233	269	152
Share-based payment charge	£ 150	£ 15	28	123	89
Staff costs gross			£ 2,055	£ 2,523	£ 1,666